UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	01/31/09

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus International Bond Fund Dreyfus 130/30 Growth Fund Dreyfus Global Equity Income Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2009 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--97.9%		Rate (%)	Date	Amount ($)	Value ($)
Australia--3.4%
Queensland Treasury,
Gov't Notes, Ser. 13G	AUD	6.00	8/14/13	2,700,000 a	1,845,784
Belgium--1.4%
Belgium Kingdom,
Bonds, Ser. 41	EUR	4.25	9/28/13	450,000 a	599,217
Belgium Kingdom,
Bonds, Ser. 40	EUR	5.50	9/28/17	95,000 a	133,342
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	30,000 a	40,600
					773,159
Brazil--2.2%
Federal Republic of Brazil,
Sr. Unscd. Bonds	BRL	10.25	1/10/28	1,900,000 a	746,282
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	1,075,000 a	486,530
					1,232,812
Canada--1.6%
Province of Ontario Canada,
Notes	CAD	4.50	12/2/12	460,000 a	399,083
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	490,000	511,508
					910,591
France--2.3%
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	85,000 a	116,764
Government of France,
Bonds	EUR	4.25	10/25/18	480,000 a	635,139
Government of France,
Bonds	EUR	4.75	4/25/35	140,000 a	193,938
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	150,000 a	194,773

Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	100,000 a	131,669
					1,272,283
Germany--14.8%
Bundesobligation,
Bonds, Ser. 144	EUR	3.25	4/17/09	100,000 a	128,283
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	3.50	1/4/16	475,000 a	627,286
Bundesrepublik Deutschland,
Bonds, Ser. 5	EUR	4.00	1/4/37	560,000 a	722,075
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.50	1/4/13	250,000 a	346,220
Bundesrepublik Deutschland,
Bonds, Ser. 06	EUR	4.00	7/4/16	525,000 a	711,516
Bundesrepublik Deutschland,
Bonds, Ser.03	EUR	4.25	1/4/14	1,690,000 a	2,338,943
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	50,000 a	70,565
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	1,315,000 a	1,855,869
Bundesrepulbik Deutschland,
Bonds, Ser. 07	EUR	4.25	7/4/17	480,000 a	662,669
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000 a	31,998
KFW,
Gov't Gtd. Notes	NZD	6.50	11/15/11	1,130,000 a	615,774
					8,111,198
Italy--4.7%
Atlantia,
Gtd. Notes	EUR	4.01	6/9/11	100,000 a,b	121,562
Buoni Poliennali del Tesoro,
Bonds	EUR	4.25	8/1/14	145,000 a	190,986
Buoni Poliennali del Tesoro,
Bonds	EUR	4.50	2/1/18	1,245,000 a	1,598,980
Buoni Poliennali del Tesoro,
Bonds	EUR	4.50	8/1/18	530,000 a	676,587
					2,588,115

Japan--19.9%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000 a	332,465
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.40	6/20/12	8,000,000 a	91,385
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	24,000,000 a	255,240
Japan Finance for Municipal Enterprises,
Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000 a	124,683
Japan Finance for Municipal Enterprises,
Gov't. Gtd. Bonds	JPY	1.55	2/21/12	6,000,000 a	68,231
Japan Government,
Bonds, Ser. 275	JPY	1.40	12/20/15	78,000,000 a	899,569
Japan Government,
Bonds, Ser. 288	JPY	1.70	9/20/17	221,500,000 a	2,590,967
Japan Government,
Bonds, Ser. 11	JPY	1.70	6/20/33	209,600,000 a	2,197,066
Japan Government,
Bonds, Ser. 64	JPY	1.90	9/20/23	199,500,000 a	2,274,582
Japan Government,
Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000 a	2,089,007
					10,923,195
Luxembourg--.3%
Telecom Italia Capital,
Gtd. Notes		7.00	6/4/18	155,000	143,767
Mexico--4.5%
Mexican Bonos,
Bonds, Ser. M10	MXN	7.75	12/14/17	35,160,000 a	2,459,215
Netherlands--3.0%
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	20,000 a	25,941
Netherlands Government,
Bonds	EUR	4.50	7/15/17	800,000 a	1,070,474
Netherlands Government,
Bonds	EUR	4.00	1/15/37	270,000 a	334,330
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	15,000 a	17,667

Shell International Finance,
Gtd. Notes		6.38	12/15/38	170,000	178,231
					1,626,643
Norway--.1%
DNB Nor Bank,
Sub. Notes	EUR	4.59	5/30/17	50,000 a,b	52,091
South Korea--.2%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000 a	115,018
Spain--.4%
Santander International,
Bank Gtd. Notes	EUR	5.63	2/14/12	100,000 a	130,290
Telefonica Emisiones,
Gtd. Notes		1.83	6/19/09	90,000 b	89,149
					219,439
Supranational--2.0%
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000 a	418,594
European Investment Bank,
Sr. Unscd. Notes	NZD	7.00	1/18/12	1,200,000 a	671,325
					1,089,919
Sweden--.1%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	550,000 a	66,369
United Kingdom--9.6%
BAT Internaltional Finance PLC,
Gtd. Notes	EUR	5.38	6/29/17	130,000 a	148,028
BP Capital Markets,
Sr. Unscd. Notes		5.25	11/7/13	245,000	260,540
Diageo Capital,
Gtd. Notes		7.38	1/15/14	165,000	181,140
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	10,000	8,968
Northern Rock,
Sub. Notes	GBP	5.63	1/13/15	65,000 a,b	56,047
SABMiller,
Gtd. Notes		4.18	7/1/09	10,000 b,c	9,981

United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	680,000 a	949,096
United Kingdom Gilt,
Bonds	GBP	5.00	9/7/14	845,000 a	1,359,778
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/11	340,000 a	520,744
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	230,000 a	318,474
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	390,000 a	592,741
United Kingdom Gilt,
Bonds	GBP	4.75	6/7/10	140,000 a	212,927
United Kingdom Gilt,
Bonds	GBP	8.00	9/27/13	365,000 a	654,459
					5,272,923
United States--27.4%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	260,000 c	262,739
Appalachian Power,
Sr. Unscd. Notes		7.00	4/1/38	95,000	88,307
AT&T,
Notes		5.80	2/15/19	270,000	270,624
AT&T,
Sr. Unscd. Notes		6.40	5/15/38	110,000	109,224
AT&T,
Sr. Unscd. Notes		6.70	11/15/13	100,000	108,079
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	50,000 a	62,545
Baker Hughes,
Sr. Unscd. Notes		7.50	11/15/18	165,000	182,887
Bank of America,
Sub. Notes	EUR	4.00	3/28/18	250,000 a,b	243,283
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	275,000	262,806
Burlington North Santa Fe,
Sr. Unscd. Notes		7.00	2/1/14	175,000	185,654
Case New Holland,

Gtd. Notes		7.13	3/1/14	151,000	110,230
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	120,000	110,400
Citigroup,
Sr. Unscd. Notes	EUR	6.40	3/27/13	75,000 a	92,097
Coca-Cola Enterprises,
Sr. Unscd. Notes		7.38	3/3/14	235,000	270,057
ConocoPhillips,
Gtd. Notes		5.75	2/1/19	200,000	198,652
Countrywide Financial,
Gtd. Notes		1.69	3/24/09	80,000 b	79,893
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	15,000	9,304
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	10,000	9,832
E.I. Du Pont de Nemours,
Sr. Unscd. Notes		5.88	1/15/14	255,000	272,870
Echostar DBS,
Gtd. Notes		7.13	2/1/16	125,000	115,625
Entergy Gulf State of Louisiana,
First Mortgage Notes		6.00	5/1/18	120,000 c	108,728
Federal Home Loan
Mortgage Corp.		5.50	5/1/38	683,023 d	699,541
Federal Home Loan
Mortgage Corp.		4.50	3/12/39	1,030,000 d,e	1,033,541
Federal National
Mortgage Association		5.50	4/1/38	338,747 d	347,084
Federal National
Mortgage Association		5.00	2/1/34	1,890,000 d,e	1,921,599
Fresenius US Finance II,
Sr. Unscd. Notes		9.00	7/15/15	105,000 c,f	106,050
General Electric Capital,
Sr. Unscd. Notes		5.88	1/14/38	630,000	502,562
General Electrical Capital,
Sr. Unscd. Notes	JPY	2.00	2/22/17	7,000,000 a	62,526
Georgia Power,
Sr. Unscd. Notes		6.00	11/1/13	155,000	168,348

GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	66,382	64,832
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	122,701	120,297
Goldman Sachs Mortgage Securities Corporation II,
Ser. 2007-EOP, Cl. L		1.73	3/20/20	25,000 b,c	15,000
Government National Mortgage Association I:
Ser. 2004-23, Cl. B, 2.95%,				19,252	19,224
3/16/19
Ser. 2006-68, Cl. A, 3.89%,				23,476	23,660
7/16/26
Ser. 2006-67, Cl. A, 3.95%,				49,640	50,073
11/16/30
Ser. 2005-76, Cl. A, 3.96%,				32,484	32,765
5/16/30
Ser. 2005-79, Cl. A, 4.00%,				24,079	24,276
10/16/33
Ser. 2007-34, Cl. A, 4.27%,				23,795	24,059
11/16/26
IBM,
Sr. Unscd. Notes		8.00	10/15/38	100,000	125,822
IBM,
Notes	EUR	6.63	1/30/14	400,000 a	550,877
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	40,000 c	37,200
JPMorgan Chase,
Sr. Unscd. Notes		4.75	5/1/13	275,000	273,132
JPMorgan Chase,
Sr. Unscd. Notes	EUR	5.25	5/8/13	200,000 a	254,551
Kentucky Power,
Sr. Unscd. Notes		6.00	9/15/17	30,000 c	27,954
KFW,
Gov't Gtd. Bonds	JPY	1.75	3/23/10	21,000,000 a	236,899
Lamar Media,
Gtd. Notes		6.63	8/15/15	67,000 f	50,585
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	135,000	127,167

Metropolitan Life Global Funding I,
Sr. Scd. Notes	5.13	4/10/13	100,000 c	95,798
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1	5.26	12/15/43	17,598	16,948
Mosaic,
Sr. Unscd. Notes	7.38	12/1/14	165,000 b,c	158,584
NiSource Finance,
Gtd. Notes	2.72	11/23/09	10,000 b	9,449
Norfolk Southern,
Sr. Unscd. Notes	5.75	1/15/16	170,000 c	167,592
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	30,000	28,960
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	160,000	155,746
Occidental Petroleum,
Sr. Unscd. Notes	7.00	11/1/13	145,000	159,108
Pacific Gas & Electric,
Sr. Unscd. Notes	8.25	10/15/18	110,000	136,056
Pacific Life Global Funding,
Notes	5.15	4/15/13	115,000 c	107,248
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	110,000	107,800
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	145,000	180,144
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	165,000	180,954
Philip Morris International,
Sr. Unscd Notes	5.65	5/16/18	135,000	135,325
Potomac Electric Power,
Sr. Scd. Bonds	6.50	11/15/37	90,000	88,801
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	145,000	76,185
PSEG Power,
Gtd. Notes	7.75	4/15/11	15,000	15,491
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	170,000	151,812
Reed Elsevier Capital,

Gtd. Notes	8.63	1/15/19	135,000	135,614
Residential Asset Mortgage Products,
Ser. 2006-RS4, Cl. A2	0.50	7/25/36	125,000 b	116,983
Sovereign Bancorp,
Sr. Unscd. Notes	1.73	3/23/10	10,000 b	9,062
Sprint Capital,
Gtd. Notes	6.88	11/15/28	65,000	36,960
Staples,
Sr. Unscd. Notes	9.75	1/15/14	85,000	90,493
Terex,
Gtd. Notes	7.38	1/15/14	120,000	105,000
Time Warner Cable,
Gtd. Notes	8.75	2/14/19	165,000	184,051
Time Warner,
Gtd. Notes	2.41	11/13/09	10,000 b	9,772
U.S. Treasury Bonds
5.38%, 2/15/31			270,000 f	327,713
U.S. Treasury Notes:
3.13%, 9/30/13			25,000	26,527
3.88%, 2/15/13			255,000 f	278,827
Union Pacific,
Sr. Unscd. Notes	7.88	1/15/19	160,000	177,596
Verizon Communications,
Sr. Unscd. Notes	6.10	4/15/18	20,000	20,323
Verizon Communications,
Bonds	6.90	4/15/38	30,000	31,545
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	115,000	134,175
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	120,000	148,250
Verizon Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	200,000 c	229,854
Virginia Electric & Power,
Sr. Unscd. Notes	8.88	11/15/38	190,000	245,897
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2	4.38	10/15/41	138,779	133,953
Wachovia,

Sr. Unscd. Notes	3.63	2/17/09	55,000	55,004
Wachovia,
Sr. Unscd. Notes	4.38	6/1/10	115,000	115,898
Walgreen,
Sr. Unscd. Notes	5.25	1/15/19	140,000	140,371
Wells Fargo,
Sr. Unscd. Notes	4.38	1/31/13	275,000	267,924
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	10,379
				15,057,632
Total Bonds and Notes
(cost $55,659,301)				53,760,153

Short-Term Investments--1.0%
U.S. Treasury Bills
0.01%, 2/5/09
(cost $534,999)			535,000 [g]	534,998

Other Investment--5.6%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,097,000)			3,097,000 [h]	3,097,000

Investment of Cash Collateral for Securities Loaned--1.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $795,753)			795,753 [h]	795,753

Total Investments (cost $60,087,053)			106.0%	58,187,904
Liabilities, Less Cash and Receivables			(6.0%)	(3,287,647)
Net Assets			100.0%	54,900,257

a	Principal amount stated in U.S. Dollars unless otherwise noted. AUD--Australian Dollar BRL--Brazilian Real CAD--Canadian Dollar EUR--Euro

GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NZD--New Zealand Dollar
SEK--Swedish Krona

b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $1,326,728 or 2.4% of net assets.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Purchased on a forward commitment basis.
f	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $763,174 and the total market value of the collateral held by the fund is $795,753.
g	All or partially held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $60,087,053.

Net unrealized depreciation on investments was $1,899,149 of which $2,383,675 related to appreciated investment securities and $4,282,824 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES January 31, 2009

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	11	(1,299,891)	March 2009	(1,643)
U.S. Treasury 10 Year Notes	29	(3,557,484)	March 2009	(178,653)
U.S. Long Bonds	24	(3,040,875)	March 2009	5,052
Financial Futures Long
Euro-Bobl	22	3,256,155	March 2009	(69)
Euro Bund 10 Year	19	2,976,953	March 2009	(53,979)
Australian 3 Year	23	1,590,256	March 2009	16,636
10 Year Long Gilt	3	510,492	March 2009	5,632
				(207,024)

100-715-15

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 1/31/2009 ($)
Buys:
Canadian Dollar,
Expiring 2/20/2009	1,000,000	843,497	815,317	(28,180)
Euro,
Expiring 2/20/2009	3,035,000	4,092,034	3,884,800	(207,234)
Japanese Yen,
Expiring 2/20/2009	1,091,640,000	11,990,981	12,155,868	164,887
Malaysian Ringgit,
Expiring 3/26/2009	1,620,000	508,235	448,361	(59,874)
Swedish Krona,
Expiring 2/20/2009	10,890,000	1,327,554	1,301,164	(26,390)

Sells:
Australian Dollar,	(2,775,000)	1,856,474	(1,760,520)	95,954
Expiring 2/20/2009
Brazilian Real,
Expiring 2/20/2009	(2,690,000)	1,149,542	(1,152,115)	(2,573)
Euro,
Expiring 2/02/2009	(1,902)	2,495	(2,435)	59
British Pound,
Expiring 2/20/2009	(1,105,000)	1,590,893	(1,600,833)	(9,940)
Mexican New Peso,
Expiring 2/20/2009	(35,460,000)	2,550,549	(2,457,144)	93,405
Malaysian Ringgit,
Expiring 3/26/2009	(1,620,000)	517,986	(448,361)	69,624
New Zealand Dollar,
Expiring 2/20/2009	(2,785,000)	1,625,069	(1,411,579)	213,490
Singapore Dollar,
Expiring 2/20/2009	(800,000)	537,815	(529,782)	8,033
Thai Bat,
Expiring 2/20/2009	(32,840,000)	939,897	(936,439)	3,458

New Taiwan Dollar,
Expiring 7/20/2009	(35,500,000)	1,063,511	(1,053,686)	9,825

Total				324,544

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	3,892,753	(207,024)
Level 2 - Other Significant Observable Inputs	54,295,151	808,321
Level 3 - Significant Unobservable Inputs	0	0
Total	58,187,904	601,297

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

							Unrealized
		Notional	Reference		(Pay) /Receive		Appreciation
PORTFOLIO_ID	SECURITY_ID	Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	(Depreciation) ($)
10071515	9CDXH11B4	495,000	Dow Jones CDX.NA.IG.11 Index	Barclays	5.00	12/20/2013	(34,689)
10071515	9ITRXJP24	2,650,000	iTRAXX Europe Senior Financials Series 10	JP Morgan	(2.20) 12/20/2013		(6,943)
							(41,632)

							Unrealized
		Notional	Reference		(Pay) /Receive		Appreciation
PORTFOLIO_ID	SECURITY_ID	Amount ($)	Entity	Counterparty	Fixed Rate (%) Expriration (Depreciation) ($)
10071515	9IRSAUD50	1,925,000	AUD - 6 Month Libor	JP Morgan	4.76	11/24/2013	50,171
10071515	9IRSGBPI5	740,000	GBP - 6 Month Libor	JP Morgan	5.03	4/4/2013	85,680
10071515	9IRSGBPK0	1,340,000	GBP - 6 Month Libor	JP Morgan	6.30	6/18/2011	181,582
10071515	9IRSJPAT3	14,200,000	JPY - 6 Month Yenibor	JP Morgan	1.67	12/7/2017	6,655
10071515	9IRSJPXA9	33,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	1/19/2012	5,821
10071515	9IRSJPYJ9	27,000,000	JPY - 6 Month Yenibor	JP Morgan	2.08	7/28/2016	21,447
10071515	9IRSNZD55	370,000	NZD - 3 Month Libor	Morgan Stanley	7.88	5/18/2010	11,034
10071515	9IRSNZDA4	120,000	NZD - 3 Month Libor	JP Morgan	8.05	6/21/2012	8,474
10071515	9IRSNZDH9	1,625,000	NZD - 6 Month Libor	Barclays	7.58	5/1/2013	122,591
10071515	9IRSNZDR7	850,000	NZD - 6 Month Libor	JP Morgan	5.54	11/24/2013	31,954
							525,409

STATEMENT OF INVESTMENTS
Dreyfus 130/30 Fund
January 31, 2009 (Unaudited)

Common Stocks--128.5%	Shares	Value ($)
Computers--5.4%
Apple	370 a,b	33,348
Microsoft	3,630 b	62,073
		95,421
Consumer Discretionary--16.3%
Big Lots	1,074 a,b	14,445
Burger King Holdings	100	2,225
Coach	418 a,b	6,103
Comcast, Cl. A	337	4,937
DIRECTV Group	186 a,b	4,073
Expedia	200 a	1,786
GameStop, Cl. A	270 a,b	6,691
Gannett	1,900	10,963
Gap	1,970 b	22,222
Genuine Parts	600 b	19,212
Guess?	700 b	11,263
H & R Block	140	2,902
Harman International Industries	50 b	805
Hasbro	200	4,826
Interpublic Group of Cos.	699 a,b	2,328
Johnson Controls	600	7,506
Liz Claiborne	1,650	3,630
McDonald's	850 b	49,317
News, Cl. A	250	1,598
NIKE, Cl. B	150 b	6,788
Omnicom Group	1,100 b	28,479
Polo Ralph Lauren	84 b	3,447
Priceline.com	145 a,b	9,728
Service Corporation International	567 b	2,580
Snap-On	680 b	20,522
Strayer Education	100 b	21,643

Time Warner	84 b	784
WABCO Holdings	408 b	6,100
Wyndham Worldwide	600 b	3,678
Yum! Brands	300 b	8,586
		289,167
Consumer Staples--13.5%
Altria Group	685 b	11,330
Avon Products	1,370 b	28,016
Bunge	434 b	18,636
Coca-Cola	100 b	4,272
Colgate-Palmolive	300 b	19,512
ConAgra Foods	1,330 b	22,743
Dean Foods	300 a,b	5,802
General Mills	200 b	11,830
H.J. Heinz	90	3,285
Kimberly-Clark	217 b	11,169
Lorillard	40	2,378
McCormick & Co.	150 b	4,806
Philip Morris International	873 b	32,432
Safeway	900 b	19,287
Sara Lee	1,139 b	11,424
Wal-Mart Stores	670 b	31,570
Walgreen	68 b	1,864
		240,356
Energy--10.7%
Alpha Natural Resources	200 a,b	3,264
Diamond Offshore Drilling	100	6,276
Dresser-Rand Group	1,100 a,b	21,428
Foundation Coal Holdings	100 b	1,622
Massey Energy	821 b	12,463
Murphy Oil	399 b	17,628
Newfield Exploration	300 a	5,757
Noble	200	5,430
Occidental Petroleum	610 b	33,276
Overseas Shipholding Group	400 b	14,280
Peabody Energy	700 b	17,500
Pioneer Natural Resources	500 b	7,320

Plains Exploration & Production	281 a,b	5,935
Quicksilver Resources	340 a	2,356
Southwestern Energy	1,110 a,b	35,132
Valero Energy	38	917
		190,584
Financial--10.0%
Allied Capital	600 b	936
American Capital	1,300	3,718
AON	300 b	11,115
Arch Capital Group	100 a,b	6,015
Assurant	20 b	528
Astoria Financial	1,150 b	10,442
Charles Schwab	1,800 b	24,462
Erie Indemnity, Cl. A	171 b	6,062
Genworth Financial, Cl. A	1,940 b	4,501
Goldman Sachs Group	19	1,534
Hartford Financial Services Group	130	1,711
Hudson City Bancorp	2,036 b	23,618
Loews	1,118 b	27,279
Moody's	400 b	8,568
Morgan Stanley	29	587
Nasdaq OMX Group	355 a,b	7,746
Northern Trust	143 b	8,225
NYSE Euronext	500 b	11,000
Protective Life	500	4,140
Simon Property Group	100 b	4,298
State Street	200 b	4,654
Transatlantic Holdings	100	3,215
XL Capital, Cl. A	1,200 b	3,480
		177,834
Health Care--24.2%
Abbott Laboratories	600 b	33,264
AmerisourceBergen	300 b	10,896
Baxter International	730 b	42,814
Becton, Dickinson & Co.	500 b	36,335
Biogen Idec	125 a,b	6,081
Bristol-Myers Squibb	2,090 b	44,747

Celgene	192 a,b	10,166
Eli Lilly & Co.	300 b	11,046
Endo Pharmaceuticals Holdings	838 a,b	18,830
Express Scripts	300 a	16,128
Genentech	192 a,b	15,598
Genzyme	100 a,b	6,892
Gilead Sciences	300 a,b	15,231
Henry Schein	500 a	18,715
Humana	309 a,b	11,720
Life Technologies	230 a	5,856
McKesson	400 b	17,680
Medco Health Solutions	400 a,b	17,972
Medtronic	1,120 b	37,509
Merck & Co.	271 b	7,737
Pfizer	1,320 b	19,246
Varian Medical Systems	700 a	25,991
		430,454
Industrial--17.7%
AGCO	200 a	4,256
Alliant Techsystems	100 a	8,081
Burlington Northern Santa Fe	100 b	6,625
Cooper Industries, Cl. A	260 b	6,996
Corporate Executive Board	600 b	12,120
CSX	631 b	18,273
Dover	100	2,828
First Solar	103 a,b	14,708
Flowserve	512 b	27,295
Fluor	150 b	5,835
Foster Wheeler	300 a,b	5,991
General Dynamics	517 b	29,329
Goodrich	582 b	22,500
Honeywell International	250 b	8,203
Hubbell, Cl. B	93 b	2,883
KBR	500	7,080
Kirby	699 a,b	16,762
L-3 Communications Holdings	252 b	19,913
Manitowoc	700 b	3,850

Northrop Grumman	200 b	9,624
Pitney Bowes	100 b	2,226
Quanta Services	500 a,b	10,690
Raytheon	300 b	15,186
Shaw Group	300 a,b	8,340
Tyco International	850 b	17,867
Union Pacific	495 b	21,676
United Parcel Service, Cl. B	65	2,762
Waste Management	100 b	3,119
		315,018
Information Technology--24.2%
Automatic Data Processing	470 b	17,075
BMC Software	800 a,b	20,264
Brocade Communications Systems	3,418 a,b	13,022
CA	1,730 b	31,122
Cisco Systems	1,299 a,b	19,446
Corning	200	2,022
Cree	400 a	7,972
Diebold	200 b	4,956
Fiserv	200 a	6,350
Genpact	1,900 a	15,561
Google, Cl. A	10 a	3,385
Hewlett-Packard	1,750 b	60,813
Integrated Device Technology	1,945 a,b	11,164
Intel	2,400 b	30,960
International Business Machines	478 b	43,809
JDS Uniphase	2,900 a,b	10,527
Juniper Networks	785 a,b	11,116
LSI	2,400 a	7,632
MasterCard, Cl. A	100	13,578
MEMC Electronic Materials	298 a,b	4,053
NCR	1,611 a,b	20,218
Nuance Communications	1,700 a	16,762
Oracle	500 a,b	8,415
Silicon Laboratories	700 a,b	16,121
Sohu.com	539 a,b	21,317
Trimble Navigation	120 a	1,778

VeriSign	300 a	5,793
Visa, Cl. A	79	3,899
Xerox	190 b	1,262
		430,392
Materials--5.0%
Airgas	300 b	10,593
Alcoa	200	1,558
Monsanto	570 b	43,354
Mosaic	272 b	9,702
Newmont Mining	237 b	9,428
Rohm & Haas	49	2,704
Sealed Air	300	4,065
Temple-Inland	600	3,402
Terra Industries	153	3,133
United States Steel	50	1,502
		89,441
Telecommunication Services--1.0%
Qwest Communications International	329 b	1,059
Windstream	1,868 b	16,214
		17,273
Utilities--.5%
AES	300 a	2,373
DPL	144	3,103
NRG Energy	100 a,b	2,336
		7,812

Total Investments (cost $3,204,356)	128.5%	2,283,752
Liabilities, Less Cash and Receivables	(28.5%)	(506,245)
Net Assets	100.0%	1,777,507

a	Non-income producing security.
b	Partially held by a broker as collateral for open short positions.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,494,519.

Net unrealized depreciation on investments was $722,025 of which $243,425 related to appreciated investment securities and $965,450 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF SECURITIES SOLD SHORT
January 31, 2009 (Unaudited)

Common Stocks--28.7%	Shares		Value ($
Consumer Discretionary--2.5%
Abercrombie & Fitch, Cl. A	140		2,499
American Eagle Outfitters	600		5,406
Clear Channel Outdoor Holdings, Cl. A	2,999 a		15,535
CTC Media	500 a		1,725
Gentex Corp	773		6,485
Office Depot	4,827 a		10,426
Starwood Hotels & Resorts Worldwide	214		3,236
			45,312

Consumer Staples--2.1%
Clorox	177		8,877
Hormel Foods	787		23,476
Smithfield Foods	400	a	4,748
			37,101

Energy--1.3%
BJ Services	100		1,100
Continental Resources	356	a	7,359
Hercules Offshore	2,484	a	9,240
Patterson-UTI Energy	700		6,692
			24,391

Financial--4.7%
BB&T Corp	100		1,979
Cincinnati Financial	466		10,219
City National Corp	100		3,461
Eaton Vance	200		3,828
Fidelity National Financial, Cl. A	1,470		21,491
First American	590		12,886
First Horizon National	600		5,712

Janus Capital Group	281		1,475
Lazard, Cl. A	180		4,770
People's United Financial	300		4,908
Synovus Financial	2,400		9,504
T Rowe Price Group	101		2,786
			83,019

Health Care--6.6%
Cooper	350		6,640
DaVita	390	a	18,330
Health Net	300	a	4,389
Hologic	900	a	10,611
King Pharmaceuticals	2,279	a	19,918
Sepracor	896	a	13,619
UnitedHealth Group	759		21,502
Zimmer Holdings	609	a	22,168
			117,177

Industrial--6.4%
Con-way	505		11,125
Gardner Denver	300	a	6,531
Graco	1,203		25,588
IDEX	235		5,313
Illinois Tool Works	300		9,798
Iron Mountain	1,116	a	22,833
JB Hunt Transport Services	500		11,135
Masco	531		4,153
Monster Worldwide	200	a	1,842
Pentair	128		2,927
Robert Half International	783		13,272
			114,517

Information Technology--4.3%
ADC Telecommunications	778	a	3,944
AVX	400		3,648
Cadence Design Systems	2,256	a	8,528
Cognizant Technology Solutions, Cl. A	843	a	15,789

Ingram Micro, Cl. A	535	a	6,564
International Rectifier	143	a	1,948
Lam Research	351	a	7,094
Molex	1,195		15,977
Novellus Systems	905	a	12,480
			75,972

Materials--.7%
Eagle Materials	347		6,274
Steel Dynamics	300		3,186
Weyerhaeuser	100		2,734
			12,194

Telecommunication Services--.1%
Sprint Nextel	648 a		1,575

Total Securities Sold Short (proceeds $709,837)	28.7%		511,258

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

		Investments in Securities Sold,
Valuation Inputs	Investments in Securities ($)	Not Yet Purchased ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	2,283,752	(511,258)	0
Level 2 - Other Significant Observable Inputs	0	0	0
Level 3 - Significant Unobservable Inputs	0	0	0
Total	2,283,752	(511,258)	0
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2009 (Unaudited)

Common Stocks--93.6%	Shares	Value ($)
Australia--6.2%
QBE Insurance Group	3,763	56,671
Telstra	78,197	187,088
		243,759
Bermuda--.7%
Bunge	65	26,000
Brazil--7.3%
Cia de Saneamento de Minas Gerais	6,700	55,304
Petroleo Brasileiro (Preferred), ADR	1,450	31,407
Tele Norte Leste Participacoes, ADR	7,717	94,919
Terna Participacoes	6,389	52,324
Vale Capital	1,665	51,865
		285,819
Canada--.9%
Progress Energy Resources	4,354 a	37,284
Finland--2.9%
Elisa	4,685	74,323
Nokia	3,147	38,642
		112,965
France--4.9%
Alcatel-Lucent	1,700 a	29,786
France Telecom	1,640	36,873
Suez Environnement	2,833 a	45,378
Total	1,635	82,011
		194,048
Germany--7.1%
Deutsche Post	8,711	109,081
Deutsche Telekom	3,227	39,128
K+S	879	41,811
Muenchener Rueckversicherungs	424	56,297
Symrise	3,314	30,976
		277,293

Hong Kong--4.8%
CNOOC	45,000	38,754
Hongkong Land Holdings	19,000	40,337
Hopewell Highway Infrastructure	138,293	82,748
HSBC Holdings	3,600	27,887
		189,726
Israel--.7%
Israel Chemicals	3,782	26,818
Italy--2.0%
ENI	3,710	79,044
Japan--.8%
Nintendo	100	30,763
Malaysia--.9%
Bursa Malaysia	25,900	36,230
Netherlands--2.2%
Reed Elsevier	3,791	42,132
Royal Dutch Shell, Cl. A	1,726	42,862
		84,994
Norway--2.6%
Aker Solutions	3,917	18,495
StatoilHydro	4,936	85,315
		103,810
Singapore--5.2%
DBS Group Holdings	7,500	43,299
Mapletree Logistics Trust	123,250	31,245
Parkway Holdings	78,666	59,429
Singapore Technologies Engineering	48,000	71,455
		205,428
South Korea--2.1%
LG Telecom	12,255 a	82,273
Spain--.4%
Clinica Baviera	1,468	14,097
Switzerland--2.8%
Verwalt & Privat-Bank	498	50,148
Zurich Financial Services	334	60,471
		110,619
Taiwan--2.4%

HTC			3,600	34,324
Taiwan Semiconductor Manufacturing			48,186	58,234
				92,558
Thailand--2.5%
Advanced Info Service			37,600	79,817
Banpu			2,800	17,484
				97,301
United Kingdom--14.5%
Aberdeen Asset Management			26,761	49,932
Admiral Group			3,255	42,407
Anglo American			2,572	47,188
Cable & Wireless			42,330	96,249
GlaxoSmithKline			4,395	77,672
ICAP			9,000	30,781
Standard Chartered			7,550	88,443
Vodafone Group			74,686	140,380
				573,052
United States--19.7%
Annaly Capital Management			4,725	71,537
AT & T			3,073	75,657
Bristol-Myers Squibb			4,007	85,790
Cal-Maine Foods			1,403	37,993
Eli Lilly & Co.			2,232	82,182
Merck & Co.			3,089	88,190
Pfizer			7,365	107,382
Philip Morris International			2,084	77,421
Reynolds American			3,940	150,429
				776,581
Total Common Stocks
(cost $5,593,415)				3,680,462

Preferred Stocks--.8%
Brazil
Banco do Estado do Rio Grande do Sul
(cost $75,304)			14,300	33,408

	Coupon	Maturity	Principal

Bonds and Notes--3.9%		Rate(%)	Date	Amount ($)	Value ($)
Germany--1.6%
Fresenius Finance,
Sr. Unscd. Bonds, Ser. FME	EUR	5.63	8/14/2011	50,000 b	63,012
United Kingdom--2.3%
Standard Chartered,
Jr. Sub. Notes		8.13	5/29/2049	114,000	88,920
Total Bonds and Notes
(cost $175,921)					151,932

Total Investments (cost $5,844,640)				98.3%	3,865,802
Cash and Receivables (Net)				1.7%	65,735
Net Assets				100.0%	3,931,537

ADR - American Depository Receipts

a	Non-income producing security.
b	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $5,844,640.

Net unrealized depreciation on investments was $1,978,838 of which $8,956 related to appreciated investment securities and $1,987,794 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

100-467-67
				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 1/31/2009 ($)
Buys:
British Pounds,
Expiring 2/2/2009	3,995	5,675	5,789	114
Euro,
Expiring 2/2/2009	47,354	62,170	60,631	(1,539)
Hong Kong Dollars,
Expiring 2/2/2009	66,141	8,527	8,530	3
Singapore Dollar,
Expiring 2/3/2009	7,022	4,668	4,651	(17)
Swiss Franc,
Expiring 2/2/2009	7,388	6,391	6,369	(22)
Swiss Franc,
Expiring 4/15/2009	93,213	81,920	80,457	(1,463)

Sells:
British Pounds,
Expiring 4/15/2009	48,000	81,920	69,508	12,412

Total				9,488

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	2,735,832	0
Level 2 - Other Significant Observable Inputs	1,129,970	9,488
Level 3 - Significant Unobservable Inputs	0	0
Total	3,865,802	9,488
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/S/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/S/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

         (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)